Other general administrative expenses - Schedule of detail of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Technology and systems	€ 2,471	€ 2,473	€ 2,182
Property, fixtures and supplies (note 2.k)	818	804	789
Technical reports	809	785	689
Advertising	603	559	510
Taxes other than income tax	570	559	558
Communications	414	410	401
Surveillance and cash courier services	337	336	306
Per diems and travel expenses	218	163	69
Insurance premiums	95	108	109
Other administrative expenses	2,180	2,174	1,830
Other general administrative expenses	€ 8,515	€ 8,371	€ 7,443